Risk management - Credit risk exposure by industries (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2021 KRW (₩)		Dec. 31, 2021 USD ($)	Dec. 31, 2020 KRW (₩)
Categories of financial assets
Loans and other financial assets at amortized cost		₩ 361,932,872	[1]	$ 304,503,510	₩ 320,106,078	[1]
Securities at amortized cost		17,086,274		14,375,125	17,020,839
Financial assets at FVTPL	[2]	8,280,427			10,513,926
Financial assets at FVTOCI		38,126,977			28,948,141
Derivative assets (Designated for hedging)		106,764		$ 89,823	174,820
Off balance sheet item
Off-balance accounts		127,402,271			123,898,136
Total		552,935,585			500,661,940
Service
Categories of financial assets
Loans and other financial assets at amortized cost		67,895,018			56,627,927
Securities at amortized cost		479,291			492,172
Financial assets at FVTPL		115,346			301,296
Financial assets at FVTOCI		376,998			475,881
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		18,565,570			18,828,656
Total		87,432,223			76,725,932
Manufacturing
Categories of financial assets
Loans and other financial assets at amortized cost		37,679,784			35,933,953
Securities at amortized cost		0			6,691
Financial assets at FVTPL		146,277			234,712
Financial assets at FVTOCI		258,866			207,903
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		18,994,662			21,460,581
Total		57,079,589			57,843,840
Finance and insurance
Categories of financial assets
Loans and other financial assets at amortized cost		45,540,602			35,450,774
Securities at amortized cost		7,061,770			8,926,909
Financial assets at FVTPL		6,646,922			8,520,127
Financial assets at FVTOCI		29,444,989			23,017,149
Derivative assets (Designated for hedging)		79,369			174,820
Off balance sheet item
Off-balance accounts		11,763,667			12,086,935
Total		100,537,319			88,176,714
Construction
Categories of financial assets
Loans and other financial assets at amortized cost		4,303,491			3,493,000
Securities at amortized cost		250,607			302,225
Financial assets at FVTPL		13,623			32,240
Financial assets at FVTOCI		131,967			142,396
Derivative assets (Designated for hedging)		27,395			0
Off balance sheet item
Off-balance accounts		3,900,766			4,060,358
Total		8,627,849			8,030,219
Individuals
Categories of financial assets
Loans and other financial assets at amortized cost		185,972,844			172,116,780
Securities at amortized cost		0			0
Financial assets at FVTPL		1,836			14,619
Financial assets at FVTOCI		0			0
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		67,966,826			62,477,117
Total		253,941,506			234,608,516
Others
Categories of financial assets
Loans and other financial assets at amortized cost		20,541,133			16,483,644
Securities at amortized cost		9,294,606			7,292,842
Financial assets at FVTPL		1,356,423			1,410,932
Financial assets at FVTOCI		7,914,157			5,104,812
Derivative assets (Designated for hedging)		0			0
Off balance sheet item
Off-balance accounts		6,210,780			4,984,489
Total		₩ 45,317,099			₩ 35,276,719

[1]	Cash and cash equivalents are not included.
[2]	Puttable financial instruments are not included.